Document and Entity Information	Mar. 31, 2023
Details
Registrant CIK	0001431074
Document Type	S-1/A
Entity Registrant Name	BERGIO INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	WY
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false